Other Comprehensive Income (Loss) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of the change in accumulated other comprehensive income balances, net of tax
Balance at the beginning of the period	$ (2,122,238)
Current Period Change	3,032,832	4,076,001	(2,237,373)
Balance at the end of the period	910,594	(2,122,238)
Accumulated other comprehensive income balances included in stockholders' equity
Gross Balance	1,517,659
Balance at Tax Effect	(607,065)
Net of tax	910,594	(2,122,238)
Unrealized (losses) gains on securities available for sale
Summary of the change in accumulated other comprehensive income balances, net of tax
Balance at the beginning of the period	113,248
Current Period Change	2,832,397
Balance at the end of the period	2,945,645
Accumulated other comprehensive income balances included in stockholders' equity
Gross Balance	4,909,411
Balance at Tax Effect	(1,963,766)
Net of tax	2,945,645
Unrealized loss on pension benefits
Summary of the change in accumulated other comprehensive income balances, net of tax
Balance at the beginning of the period	(2,235,486)
Current Period Change	200,435
Balance at the end of the period	(2,035,051)
Accumulated other comprehensive income balances included in stockholders' equity
Gross Balance	(3,391,752)
Balance at Tax Effect	1,356,701
Net of tax	$ (2,035,051)